Property, Plant and Equipment, Net (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Subtotal		$ 33,904,114	$ 30,372,803
Construction in progress		11,084,794	96,112
Less: accumulated depreciation		(11,186,861)	(8,912,049)
Property and equipment, net		33,802,047	21,556,866
Property and Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		7,040,637	7,532,019
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,787,688	1,722,562
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	23,425,270	19,467,526
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		919,146	913,888
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 731,373	$ 736,808

[1]	A total amount of $3,591,180 machinery was related to the sale leaseback transaction (see Note 11).